Fair Value (Reconciliation of Recurring Fair Value Measurements) (Details) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] - Derivative Type - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 8,606	$ 9,788
Included in earnings	536	474
Included in other comprehensive income	39	(60)
Purchases	643	800
Sales	(4,330)	(4,947)
Issuances	4,638	4,304
Settlements	(1,487)	(1,684)
Transfers Into Level 3	262	31
Transfers Out of Level 3	(77)	(100)
Ending Balance	8,830	8,606
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	323	193
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	495	716
Included in earnings	118	20
Sales	4	1
Issuances	219	92
Settlements	(403)	(334)
Ending Balance	433	495
Unrealized gains or (losses) on liabilities held on Consolidated Balance Sheet	129	4
Fair Value Additional Information [Abstract]
Net gains (losses) included in earnings (realized and unrealized) relating to Level 3 assets and liabilities	418	454
Net unrealized gains (losses) relating to Level 3 assets and liabilities	194	189
Loans Held For Sale [Member] | Residential Mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	5	6
Included in earnings		1
Purchases	10	25
Sales	(3)	(4)
Transfers Into Level 3	10	6
Transfers Out of Level 3	(20)	(29)
Ending Balance	2	5
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet		1
Loans Held For Sale [Member] | Commercial Mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	641	893
Included in earnings	79	76
Sales	(3,810)	(4,455)
Issuances	4,515	4,163
Settlements	(25)	(36)
Ending Balance	1,400	641
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(3)	(5)
Available-for-sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4,535	5,525
Included in earnings	89	144
Included in other comprehensive income	41	(60)
Purchases	12	13
Sales	(77)	(7)
Settlements	(877)	(1,080)
Transfers Into Level 3	2
Transfers Out of Level 3	(2)
Ending Balance	3,723	4,535
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(2)	(4)
Available-for-sale Securities [Member] | Residential mortgage-backed Securities [Member] | Mortgage-backed Securities Non-agency [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4,008	4,798
Included in earnings	75	114
Included in other comprehensive income	16	(58)
Sales	(60)
Settlements	(785)	(846)
Ending Balance	3,254	4,008
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	(2)	(2)
Available-for-sale Securities [Member] | Commercial mortgage-backed securities [Member] | Mortgage-backed Securities Non-agency [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Included in earnings		8
Settlements		(8)
Available-for-sale Securities [Member] | Asset backed [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	482	563
Included in earnings	13	20
Included in other comprehensive income	(3)
Settlements	(89)	(101)
Ending Balance	403	482
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet		(2)
Available-for-sale Securities [Member] | Other debt [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	45	164
Included in earnings	1	2
Included in other comprehensive income	28	(2)
Purchases	12	13
Sales	(17)	(7)
Settlements	(3)	(125)
Transfers Into Level 3	2
Transfers Out of Level 3	(2)
Ending Balance	66	45
Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	340	397
Included in earnings	8	23
Purchases	126	114
Sales	(22)	(26)
Settlements	(78)	(122)
Transfers Into Level 3	15	25
Transfers Out of Level 3	(54)	(71)
Ending Balance	335	340
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	2	12
Equity Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,098	1,152
Included in earnings	148	120
Purchases	269	274
Sales	(418)	(448)
Transfers Into Level 3	235
Transfers Out of Level 3	(1)
Ending Balance	1,331	1,098
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	127	86
Mortgage Servicing Rights [Member] | Residential Mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	1,063	845
Included in earnings	37	2
Purchases	188	316
Issuances	62	78
Settlements	(168)	(178)
Ending Balance	1,182	1,063
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	39	5
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	526	506
Included in earnings	45	(9)
Purchases	36	55
Issuances	61	63
Settlements	(92)	(89)
Ending Balance	576	526
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	45	(10)
Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	3	32
Settlements	(1)	(29)
Ending Balance	2	3
Financial Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	31	42
Included in earnings	115	135
Purchases	2	3
Settlements	(108)	(149)
Ending Balance	40	31
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	102	126
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	473	526
Included in earnings	127	22
Sales	4	1
Settlements	(190)	(76)
Ending Balance	414	473
Unrealized gains or (losses) on liabilities held on Consolidated Balance Sheet	129	4
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	364	390
Included in earnings	15	(18)
Included in other comprehensive income	(2)
Sales		(7)
Settlements	(138)	(1)
Ending Balance	239	364
Unrealized gains or (losses) on assets held on Consolidated Balance Sheet	13	(18)
Other Borrowed Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	12	181
Included in earnings		(3)
Issuances	87	92
Settlements	(89)	(258)
Ending Balance	10	12
Other Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	10	9
Included in earnings	(9)	1
Issuances	132
Settlements	(124)
Ending Balance	$ 9	$ 10